UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Massachusetts (96.9%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	2,151
Beverly MA GO	5.250%	11/1/13 (14)	1,855	2,133
Boston MA Convention Center Rev.	5.000%	5/1/18 (2)	4,975	5,317
Boston MA GO	5.000%	2/1/12 (14)(Prere.)	3,765	4,082
Boston MA GO	5.000%	3/1/16	7,295	8,536
Boston MA Housing Auth. Rev.	5.000%	4/1/23 (4)	2,000	2,178
Boston MA Housing Auth. Rev.	5.000%	4/1/25 (4)	5,440	5,843
Boston MA Special Obligation Rev. (Boston City
Hosp.)	5.000%	8/1/17 (14)	2,000	2,086
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	380	416
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/25	3,725	4,164
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/30	1,000	1,083
Braintree MA GO	5.000%	5/15/27	4,000	4,335
Foxborough MA Stadium Infrastructure
Improvement Rev.	5.750%	6/1/10 (Prere.)	2,500	2,562
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/21	900	953
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/32	2,000	2,146
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21 (14)	2,395	2,431
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,340
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10 (Prere.)	3,950	4,020
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10 (Prere.)	630	641
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/14 (Prere.)	5,000	5,800
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14	5,000	5,834
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16	5,325	6,187
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22	5,285	6,474
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23	5,325	6,334
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24	1,325	1,538
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	2,500	3,035
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (14)	2,000	2,414
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29	1,020	398
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29	5,000	5,777
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,000	3,566
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30	420	424
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/33	3,850	4,361
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	14,500	15,604
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.000%	7/1/12 (Prere.)	3,000	3,299
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.000%	7/1/18 (Prere.)	10,000	11,798
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.250%	7/1/22	3,500	4,199
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.250%	7/1/33	15,000	16,990
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (10)	3,340	2,605
Massachusetts College Building Auth. Rev.	5.000%	5/1/38 (12)	10,000	10,256
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/18	2,000	2,125
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/20	3,105	3,223

Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/22	3,985	4,101
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/23	3,710	3,805
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36 (12)	10,000	10,194
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	6.000%	5/15/29 (2)	1,400	1,675
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	10/1/35 (2)	2,000	1,994
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.375%	5/15/39	1,575	1,625
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	7/1/42	5,000	5,061
Massachusetts Dev. Finance Agency Rev.
(Clark Univ.) VRDO	0.160%	3/5/10 LOC	4,900	4,900
Massachusetts Dev. Finance Agency Rev.
(College of Pharmacy and Allied Health
Services)	5.750%	7/1/13 (Prere.)	1,000	1,165
Massachusetts Dev. Finance Agency Rev.
(Deerfield Academy)	5.000%	10/1/28	1,500	1,553
Massachusetts Dev. Finance Agency Rev.
(Draper Laboratory)	5.750%	9/1/25	5,000	5,479
Massachusetts Dev. Finance Agency Rev.
(Jewish Philanthropies)	5.250%	2/1/22	2,700	2,882
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.250%	7/1/31	4,000	4,042
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.000%	7/1/36	5,000	5,099
Massachusetts Dev. Finance Agency Rev.
(Neville Communities)	6.000%	6/20/44	1,500	1,578
Massachusetts Dev. Finance Agency Rev.
(Simmons College)	5.250%	10/1/33 (10)	3,000	2,760
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10 (Prere.)	1,195	1,230
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10 (Prere.)	3,000	3,087
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.000%	7/1/35	8,000	8,112
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	5.875%	12/1/12 (Prere.)	570	636
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,153
Massachusetts Educ. Finance Auth. Educ. Loan
Rev.	5.500%	1/1/17	3,000	3,305
Massachusetts GAN	5.125%	12/15/10	1,480	1,486
Massachusetts GAN	5.125%	12/15/12	1,750	1,756
Massachusetts GAN	5.750%	6/15/14	9,665	10,030
Massachusetts GO	5.625%	6/1/10 (Prere.)	1,450	1,471
Massachusetts GO	5.000%	8/1/12	4,945	5,453
Massachusetts GO	5.000%	9/1/12	2,170	2,400
Massachusetts GO	5.000%	8/1/14	3,000	3,469
Massachusetts GO	5.000%	11/1/14	3,275	3,805
Massachusetts GO	5.000%	12/1/14 (4)(Prere.)	3,150	3,645
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,681
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,754
Massachusetts GO	5.500%	10/1/15	2,280	2,723
Massachusetts GO	5.500%	11/1/17	5,000	6,044
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,016

Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,324
Massachusetts GO	5.500%	10/1/18	4,955	5,987
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,751
Massachusetts GO	5.000%	8/1/22	4,500	5,087
Massachusetts GO	5.250%	8/1/22	5,000	5,978
Massachusetts GO	5.000%	3/1/26	5,000	5,531
Massachusetts GO	5.000%	8/1/28	4,535	4,917
Massachusetts GO	5.000%	7/1/36	5,070	5,317
Massachusetts GO	5.000%	8/1/37 (2)	5,000	5,191
Massachusetts GO	5.000%	8/1/38	5,000	5,209
Massachusetts GO VRDO	0.150%	3/1/10	16,825	16,825
Massachusetts Health & Educ. Fac. Auth. Rev.	5.250%	2/15/26	1,880	2,197
Massachusetts Health & Educ. Fac. Auth. Rev.	5.250%	7/1/29	5,000	5,202
Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	7/1/39	6,000	5,750
Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	7/1/39	5,000	4,977
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center)	5.750%	7/1/33	5,000	5,053
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/26	6,255	6,524
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/27	5,575	5,795
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/19 (14)	50	49
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/28	3,000	2,675
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/13	5,200	5,524
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/28	2,000	1,894
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.125%	7/1/33	3,000	2,775
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.125%	7/1/38	4,000	3,657
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.750%	7/1/16	2,000	2,098
Massachusetts Health & Educ. Fac. Auth. Rev.
(Children's Hosp.)	5.500%	12/1/39	4,000	4,206
Massachusetts Health & Educ. Fac. Auth. Rev.
(Dana-Farber Cancer Institute)	5.000%	12/1/37	5,000	5,017
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	6.250%	4/1/20	1,000	1,298
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.125%	7/15/37	9,350	9,547
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	10/1/38	10,000	10,542
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO	0.090%	3/1/10	1,000	1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Henry Heywood Memorial Hosp.) VRDO	0.120%	3/1/10 LOC	1,100	1,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/27	1,650	1,718
Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/28	2,780	2,879
Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/29	1,420	1,461
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)	5.250%	8/15/37	8,000	7,599

Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	245	256
Massachusetts Health & Educ. Fac. Auth. Rev.
(Milton Hosp.)	5.500%	7/1/10	520	520
Massachusetts Health & Educ. Fac. Auth. Rev.
(Milton Hosp.)	5.500%	7/1/16	1,235	1,091
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/21	6,765	8,212
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/30	5,000	5,934
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.500%	7/1/32	5,000	6,026
Massachusetts Health & Educ. Fac. Auth. Rev.
(Museum of Fine Arts) VRDO	0.120%	3/1/10	2,000	2,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12 (3)(Prere.)	2,580	2,836
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12 (3)(Prere.)	3,000	3,298
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/13 (3)	1,255	1,297
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/33	3,000	3,029
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) VRDO	0.120%	3/1/10 LOC	4,165	4,165
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/11	2,080	2,108
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/47	2,500	2,448
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.100%	3/1/10	2,155	2,155
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.100%	3/1/10	2,200	2,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.150%	3/5/10	10,285	10,285
Massachusetts Health & Educ. Fac. Auth. Rev.
(Pooled Loan Program) VRDO	0.120%	3/1/10 LOC	1,000	1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13 (3)(Prere.)	1,090	1,243
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13 (3)(Prere.)	1,175	1,340
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	8.000%	10/1/39	2,500	2,737
Massachusetts Health & Educ. Fac. Auth. Rev.
(South Coast Health System) VRDO	0.180%	3/5/10 LOC	1,600	1,600
Massachusetts Health & Educ. Fac. Auth. Rev.
(Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,620
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.)	5.250%	2/15/30	2,000	2,044
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.) VRDO	0.090%	3/1/10	300	300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	5.250%	7/1/14 (2)	1,000	1,006
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.500%	7/1/21	5,000	5,083

Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.625%	7/1/32	1,000	1,009
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts)	5.875%	10/1/10 (3)(Prere.)	4,000	4,176
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts)	5.125%	10/1/27 (14)	1,850	1,894
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.125%	10/1/11 (3)(Prere.)	435	466
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.250%	10/1/12 (14)(Prere.)	4,000	4,457
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.125%	10/1/23 (14)	565	574
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Wellesley College)	5.000%	7/1/23	2,400	2,535
Massachusetts Health & Educ. Fac. Auth. Rev.
(Wellesley College) VRDO	0.100%	3/1/10	1,300	1,300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Williams College)	5.000%	7/1/31	5,000	5,275
Massachusetts Housing Finance Agency
Housing Rev.	5.125%	12/1/28	4,000	4,110
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.000%	7/1/10 (2)(ETM)	415	419
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (14)	2,975	3,187
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (14)	3,255	3,457
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/16 (14)	4,500	4,727
Massachusetts Port Auth. Rev.	5.750%	7/1/10	1,000	1,019
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	4,000	4,662
Massachusetts Port Auth. Rev.	5.000%	7/1/17 (4)	9,600	10,905
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,791
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/14 (4)	5,000	5,777
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/18 (4)	10,000	11,170
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/24 (4)	15,000	16,223
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/25 (4)	16,125	17,353
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/26 (4)	8,000	8,478
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27 (14)	8,500	8,952
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/30 (4)	5,000	5,206
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	4.750%	8/15/32 (2)	9,360	9,448
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/37 (2)	13,500	14,002
Massachusetts Special Obligation Dedicated
Tax Rev.	5.750%	1/1/14 (3)(Prere.)	4,000	4,654
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/27 (14)	15,000	17,199
Massachusetts Special Obligation Rev.	5.000%	12/15/13 (4)	1,895	2,132

Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/20 (14)	3,000	1,810
Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/25 (14)	5,000	2,167
Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/28 (14)	7,000	2,395
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/15 (Prere.)	4,460	5,296
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/16	5,000	5,857
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	540	631
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	5,000	5,967
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22	3,500	4,216
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27	2,565	2,585
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/29	1,520	1,773
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29	1,000	1,007
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29	190	193
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/30	5,550	6,436
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/11 (14)	2,820	2,998
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/15 (14)	3,000	3,511
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/20	5,510	6,371
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	990	1,214
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31 (4)	1,000	1,132
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32 (4)	5,000	5,633
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/34 (14)	8,000	8,260
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	14,000	14,438
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/35 (4)	1,310	1,464
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36 (2)	5,000	5,135
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36	11,370	11,678
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/36 (4)	2,520	2,802
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/39	2,000	2,095
Narragansett MA Regional School Dist. GO	6.500%	6/1/13 (2)	1,210	1,241
Newton Massachusetts School Dist.	4.500%	6/15/34	3,000	3,054
Pittsfield MA GO	5.000%	4/15/18 (14)	1,000	1,052
Quaboag MA Regional School Dist. GO	5.500%	6/1/18 (4)	1,355	1,386
Quaboag MA Regional School Dist. GO	5.500%	6/1/19 (4)	1,355	1,386
Route 3 North Transp. Improvement Assn.
Massachusetts Lease Rev.	5.375%	6/15/10 (14)(Prere.)	2,500	2,540
Shrewsbury MA GO	5.000%	8/15/13	1,030	1,106
Shrewsbury MA GO	5.000%	8/15/17	1,900	2,036
Shrewsbury MA GO	5.000%	8/15/18	3,185	3,406
Shrewsbury MA GO	5.000%	8/15/19	1,000	1,069
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10 (4)(Prere.)	2,575	2,660
Univ. of Massachusetts Building Auth.
Refunding Rev.	6.875%	5/1/14 (ETM)	1,000	1,156
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10 (Prere.)	1,135	1,173
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10 (2)(Prere.)	2,600	2,694
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10 (2)(Prere.)	2,400	2,487
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/21 (2)	5,680	6,079
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/22 (2)	2,695	2,867
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/23 (2)	1,760	1,864
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/24 (2)	1,980	2,086
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/25 (2)	1,990	2,087
Westfield MA GO	5.000%	5/1/10 (3)(Prere.)	1,715	1,747
Worcester MA GO	5.750%	4/1/10 (4)(Prere.)	1,000	1,015

Worcester MA GO	5.625%	8/15/10 (3)(Prere.)	1,640	1,698
Worcester MA GO	5.500%	8/15/14 (14)	1,445	1,514
Worcester MA GO	5.500%	8/15/15 (14)	1,190	1,236
Worcester MA GO	5.250%	8/15/21 (14)	1,500	1,579
				932,153
Puerto Rico (2.1%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17 (14)	5,000	5,513
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,401
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12 (3)	5,080	5,423
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/12 (Prere.)	1,100	1,210
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/36	400	381
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	2,015	2,194
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	665	724
Puerto Rico Public Finance Corp.	5.125%	6/1/24 (2)(ETM)	2,155	2,437
				20,283
Guam (0.2%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32	2,245	1,876

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,000	1,019
Total Tax-Exempt Municipal Bonds (Cost $925,902)				955,331
Other Assets and Liabilities-Net (0.7%)				7,150
Net Assets (100%)				962,481
1 Securities with a value of $739,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.

Massachusetts Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Massachusetts Tax-Exempt Fund

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(37)	(4,354)	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	955,331	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	955,331	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $927,623,000. Net unrealized appreciation of investment securities for tax purposes was $27,708,000, consisting of unrealized gains of $31,762,000 on securities that had risen in value since their purchase and $4,054,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.